Share-based Compensation - Reconciliation of Outstanding Share-Based Awards (Details)	12 Months Ended
Dec. 31, 2025 shares
RSUs
Equity Instruments
Beginning balance (in shares)	1,023,020
Granted (in shares)	512,965
Exercised (in shares)	(231,492)
Forfeited (in shares)	(131,586)
Reinvested (in shares)	95,064
Ending balance (in shares)	1,267,971
Transferred from former parent (in shares)	11,016
PSUs
Equity Instruments
Beginning balance (in shares)	650,346
Granted (in shares)	256,019
Exercised (in shares)	(179,969)
Forfeited (in shares)	(40,503)
Reinvested (in shares)	59,037
Ending balance (in shares)	744,930
DSUs
Equity Instruments
Beginning balance (in shares)	19,100
Granted (in shares)	69,654
Exercised (in shares)	0
Forfeited (in shares)	0
Reinvested (in shares)	3,722
Ending balance (in shares)	92,476